[LETTERHEAD OF CLIFFORD CHANCE US LLP]

May 23, 2013

VIA EDGAR

Vince DiStefano

Securities and Exchange Commission

Judiciary Plaza

100 F Street, N.E.

Washington, D.C. 20549

Re:	Aetos Capital Multi-Strategy Arbitrage Fund, LLC

(the “Fund”) (File Nos. 333-174523 and 811-21061)

Dear Mr. DiStefano:

On behalf of the Fund, we transmit for filing under the Securities Act of 1933 and the Investment Company Act of 1940, each as amended, a copy of Post-Effective Amendment No. 4 to the Fund’s Registration Statement on Form N-2 (the “Registration Statement”), which incorporates the comments we discussed during our call on May 13, 2013.

If you have any questions concerning the foregoing, please call me at (212) 878-3066.

Best Regards,

/s/ Matthew A. Babinsky
Matthew A. Babinsky

cc:	Leonard B. Mackey, Jr.

Clifford R. Cone